Plan Description (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	6 months
Participant contribution vesting percentage	100.00%
Employer contribution vesting percentage per annual	20.00%
Employer contribution vesting percentage	100.00%
Employer contribution vesting service period	5 years
Participant contribution, minimum contribution to eligible compensation, percentage	1.00%
Participant contribution, maximum contribution to eligible compensation, percentage	40.00%
Participant contribution, maximum contribution to eligible compensation for highly compensated participants, percentage	20.00%
Participant contribution, automatic, annual increase, deferral rate	1.00%
Employer contribution projected retirement age | year	65
Participant contributions, minimum increment to split among different funds, percentage	1.00%
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution, participant compensation matched, effective percentage	3.00%
Forfeited nonvested account	$ 1,227,104	$ 1,098,704
Note receivable from participant, account, minimum borrowing, amount	1,000
Note receivable from participant, account, additional increments, amount	$ 1.00
Note receivable from participant, general loan, maximum borrowing term	5 years
Note receivable from participant, home loan, maximum borrowing term	15 years
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Participant loan, basis spread on variable rate	1.00%
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	6.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	10.00%